Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
	(in millions, except per share data)
Basic:
Net income attributable to CNH Industrial	$710	$677	$757
Weighted average common shares outstanding—basic	1,354	1,255	1,223
Basic earnings per share	$0.52	$0.54	$0.62
Diluted:
Net income attributable to CNH Industrial	$710	$677	$757
Weighted average common shares outstanding—basic	1,354	1,255	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans (A)	6	2	—
Weighted average common shares outstanding—diluted	1,360	1,257	1,223
Diluted earnings per share	$0.52	$0.54	$0.62

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(A) Approximately 1.5 million shares of RSUs for the twelve months ended December 31, 2014 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.